UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05652

Dreyfus Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	9/30
Date of reporting period:	3/31/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Municipal Income, Inc.

SEMIANNUAL REPORT March 31, 2018

Dreyfus Municipal Income, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The Fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of Fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Municipal Income, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Income, Inc., covering the six-month period from October 1, 2017 through March 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds generally lost a degree of value over the first quarter of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the reporting period overall. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates and inflation expectations increased.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
April 16, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from October 1, 2017 through March 31, 2018, as provided by Daniel Rabasco and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended March 31, 2018, Dreyfus Municipal Income, Inc. produced a total return of -0.31% on a net-asset-value basis and -9.06% on a market price basis.1 Over the same period, the fund provided aggregate income dividends of $0.234 per share, which reflects a distribution rate of 5.79%.2

Municipal bonds during the reporting period encountered bouts of market volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund benefited from its exposure to higher-yielding revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of the value of its net assets in municipal obligations and invests in municipal obligations which, at the time of purchase, are rated investment grade or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”) in the case of bonds, and rated in the two highest rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having, or deemed to have, maturities of less than one year.

To this end, we have constructed a portfolio derived from seeking income opportunities through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity, and early redemption features. Over time, many of the fund’s relatively higher-yielding bonds mature or are redeemed by their issuers, and we generally attempt to replace those bonds with investments consistent with the fund’s investment policies, albeit with yields that reflect the then-current interest-rate environment. When making new investments, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We use fundamental analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.

Supply-and-Demand Dynamics Drove Municipal Bonds

Municipal bonds early in the reporting period encountered bouts of weakness in the midst of negotiations surrounding upcoming federal tax reform legislation. As a result, states, municipalities, and authorities rushed to market before year-end 2017 with a flood of newly issued bonds, which was met with robust demand from investors worried that their tax-exempt investment opportunities might be more limited in the future.

Despite a dearth of new issuance at the start of the new year, heightened market volatility continued through the opening months of 2018 when lower corporate tax rates reduced demand for municipal bonds from banks and insurance companies. In addition, investors grew concerned that the Federal Reserve Board might raise short-term interest rates more than previously expected in an environment of sustained economic growth, accelerating inflation, and ballooning federal budget deficits. The market generally stabilized in March when inflation fears eased.

Yields climbed especially sharply among short-term securities, causing yield differences to narrow along the market’s maturity spectrum. Lower-rated municipal bonds typically outperformed their higher-quality counterparts over the reporting period.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Credit conditions have remained sound in the strong economy, but growth in tax revenues has slowed nationally and several states are facing pressure from underfunded pension systems.

Higher-Yielding Bonds Supported Fund Results

The fund’s performance was supported during the reporting period by ample exposure to higher-yielding revenue-backed bonds. Results were particularly favorable from municipal bonds with BBB credit ratings, which lie at the lower end of the investment-grade range. The fund further benefited from its yield curve positioning, particularly an emphasis on securities with intermediate-term maturities.

On the other hand, disappointments during the reporting period included a relatively long average duration, which helped boost yields but made the fund more sensitive to the impact of rising interest rates. The fund’s holdings of higher-quality bonds, such as those backed by water-and-sewer districts and other essential municipal services, underperformed their lower-rated counterparts. A lack of exposure to Puerto Rico bonds, which rallied from previous weakness, also weighed on the fund’s results. The fund’s leveraging strategy proved less effective than previously as higher short-term interest rates increased borrowing costs. During the reporting period, we replaced some of the auction-rate preferred securities issued to fund the leveraging strategy with tender option bonds.

A Constructive Investment Posture

We are cautiously optimistic about the prospects for municipal bonds over the foreseeable future. While sharply lower corporate tax rates could continue to weigh on demand for municipal bonds from institutional investors, modestly lower personal tax rates seem unlikely to dampen demand from individual investors seeking competitive levels of tax-exempt current income, and we expect favorable supply-and-demand dynamics to support municipal bond prices over the foreseeable future. In addition, municipal bonds historically have been less sensitive than U.S. Treasury securities to rising interest rates. Therefore, we have maintained a constructive investment posture, including an emphasis on current income through holdings of higher-yielding revenue bonds with longer maturities and investment-grade credit ratings.

April 16, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Market price per share, net asset value per share, and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

STATEMENT OF INVESTMENTS

March 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 153.4%
Alabama - 3.4%
Jefferson County, Sewer Revenue Warrants	0/7.75	10/1/46	4,000,000	[a]	3,338,880
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/46	2,500,000		3,058,250
				6,397,130
Arizona - 2.9%
La Paz County Industrial Development Authority, Education Facility LR (Charter Schools Solutions-Harmony Public Schools Project)	5.00	2/15/46	1,500,000	[b]	1,554,180
Pinal County Electrical District Number 4, Electric System Revenue (Prerefunded)	6.00	12/1/18	1,300,000	[c]	1,337,778
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/37	2,190,000		2,602,114
				5,494,072
California - 21.9%
California, GO (Various Purpose)	5.75	4/1/31	3,950,000		4,113,885
California, GO (Various Purpose)	6.00	3/1/33	1,250,000		1,350,875
California, GO (Various Purpose)	6.50	4/1/33	3,000,000		3,145,680
California, GO (Various Purpose)	6.00	11/1/35	2,500,000		2,669,450
Sacramento County, Airport System Subordinate and Passenger Facility Charges Grant Revenue	6.00	7/1/35	2,250,000		2,274,030
Santa Ana Community Redevelopment Agency, Tax Allocation Revenue (Merged Project Area)	6.75	9/1/28	3,000,000		3,399,150
Tender Option Bond Trust Receipts (Series 2016-XM0371), 5/15/29, (Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)) Non-recourse	5.25	11/21/19	10,000,000	[b,d]	10,711,300
Tender Option Bond Trust Receipts (Series 2016-XM0387), 5/15/38, (Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)) Non-recourse	5.00	5/15/21	4,000,000	[b,d]	4,364,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 153.4% (continued)
California - 21.9% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0390), 5/15/36, (The Regents of the University of California, General Revenue) Non-recourse	5.00	5/15/21	3,750,000	[b,d]	4,218,052
Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds (San Diego County Tobacco Asset Securitization Corporation)	5.00	6/1/37	3,500,000		3,508,015
Tuolumne Wind Project Authority, Revenue (Tuolumne Company Project) (Prerefunded)	5.88	1/1/19	1,500,000	[c]	1,548,585
				41,303,822
Colorado - 8.9%
Colorado Bridge Enterprise, Revenue (Central 70 Project)	4.00	6/30/51	2,500,000		2,468,150
Colorado Educational and Cultural Facilities Authority, Charter School Revenue (American Academy Project) (Prerefunded)	8.00	12/1/18	1,500,000	[c]	1,591,065
Colorado High Performance Transportation Enterprise, C-470 Express Lanes Senior Revenue	5.00	12/31/51	1,500,000		1,630,290
E-470 Public Highway Authority, Senior Revenue	5.25	9/1/25	1,000,000		1,075,380
E-470 Public Highway Authority, Senior Revenue	5.38	9/1/26	1,000,000		1,075,850
Tender Option Bond Trust Receipts (Series 2016-XM0385), 3/1/38, (Board of Governors of the Colorado State University, System Enterprise Revenue) Non-recourse	5.00	3/1/20	2,550,000	[b,d]	2,834,582
Tender Option Bond Trust Receipts (Series 2016-XM0433), 11/15/43, (Colorado Springs, Utilities System Improvement Revenue) Recourse	5.00	9/25/22	3,997,093	[b,d]	4,481,773
University of Colorado Regents, University Enterprise Revenue (Prerefunded)	5.38	6/1/19	1,500,000	[c]	1,564,140
				16,721,230
Connecticut - 1.5%
Connecticut Health and Educational Facilities Authority, Revenue (Trinity Health Credit Group)	5.00	12/1/45	2,500,000		2,809,400

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 153.4% (continued)
District of Columbia - 4.1%
Tender Option Bond Trust Receipts (Series 2016-XM0437), 12/1/35, (District of Columbia, Income Tax Secured Revenue) Recourse	5.00	12/1/35	6,997,490	[b,d]	7,751,617
Florida - 6.9%
Davie, Educational Facilities Revenue (Nova Southeastern University Project)	5.63	4/1/43	1,000,000		1,103,830
Greater Orlando Aviation Authority, Airport Facilities Revenue	6.25	10/1/20	3,980,000		4,239,377
Halifax Hospital Medical Center, HR	4.00	6/1/41	1,000,000		1,009,890
Mid-Bay Bridge Authority, Springing Lien Revenue (Prerefunded)	7.25	10/1/21	2,500,000	[c]	2,934,375
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project) (Prerefunded)	5.88	8/1/20	2,500,000	[c]	2,731,750
South Lake County Hospital District, Revenue (South Lake Hospital, Inc.)	6.25	4/1/39	1,000,000		1,036,500
				13,055,722
Georgia - 3.7%
Atlanta, Water and Wastewater Revenue (Prerefunded)	6.00	11/1/19	3,000,000	[c]	3,200,430
Atlanta Development Authority, Senior Lien Revenue (New Downtown Atlanta Stadium Project)	5.25	7/1/40	1,500,000		1,722,435
Burke County Development Authority, Pollution Control Revenue, Refunding (Oglethorpe Power Corp-Vogtle)	4.13	11/1/45	1,000,000		1,001,160
Gainesville and Hall County Development Authority, Educational Facilities Revenue (Riverside Military Academy)	5.00	3/1/37	1,000,000		1,050,570
				6,974,595
Hawaii - 1.3%
Hawaii Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc. and Subsidiary Projects)	6.50	7/1/39	2,400,000		2,529,240
Illinois - 16.1%
Chicago, GO (Project and Refunding Series)	6.00	1/1/38	2,000,000		2,248,580

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 153.4% (continued)
Illinois - 16.1% (continued)
Chicago, Second Lien Wastewater Transmission Revenue	5.00	1/1/39	1,100,000		1,181,202
Chicago, Second Lien Water Revenue	5.00	11/1/28	1,000,000		1,115,400
Chicago Board of Education Dedicated Capital Improvement, Special Tax Revenue	5.00	4/1/46	1,725,000		1,851,546
Chicago O'Hare International Airport, Revenue (General Airport Third Lien)	5.63	1/1/35	270,000		294,035
Chicago O'Hare International Airport, Revenue (General Airport Third Lien) (Prerefunded)	5.63	1/1/21	730,000	[c]	804,212
Illinois, GO	5.00	11/1/27	1,150,000		1,198,852
Illinois, GO	5.00	12/1/39	1,150,000		1,172,000
Illinois Finance Authority, Revenue, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/47	1,350,000		1,453,086
Metropolitan Pier and Exposition Authority, Dedicated Tax Revenue (Capital Appreciation-McCormick Place Expansion Project) (Insured; MBIA Insurance Corporation)	0.00	12/15/36	2,500,000	[e]	1,018,500
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	12/15/28	1,500,000		1,553,265
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/53	2,500,000		2,591,950
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue (Prerefunded)	6.00	6/1/21	2,000,000	[c]	2,251,020
Tender Option Bond Trust Receipts (Series 2016-XM0378), 12/1/32, (Greater Chicago Metropolitan Water Reclamation District, GO Capital Improvement Bonds) Non-recourse	5.00	2/15/21	2,500,000	[b,d]	2,740,356
Tender Option Bond Trust Receipts (Series 2017-XM0492), 10/1/40, (Illinois Finance Authority, Revenue (The University of Chicago)) Non-recourse	5.00	10/1/40	7,000,000	[b,d]	7,772,555

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 153.4% (continued)
Illinois - 16.1% (continued)
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue	5.13	4/1/36	1,000,000	1,058,660
				30,305,219
Iowa - .7%
Iowa Student Loan Liquidity Corporation, Student Loan Revenue	5.75	12/1/28	1,335,000	1,394,367
Kentucky - .6%
Kentucky Economic Development Finance Authority, Revenue, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corporation)	5.00	12/1/45	1,000,000	1,103,040
Louisiana - 1.1%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue, Refunding (Westlake Chemical Corporation Project)	3.50	11/1/32	1,000,000	989,830
Louisiana Public Facilities Authority, Revenue (CHRISTUS Health Obligated Group)	6.13	7/1/29	1,000,000	1,053,720
				2,043,550
Maine - .8%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	1,250,000	1,403,225
Maryland - 4.0%
Maryland Economic Development Corporation, EDR (Transportation Facilities Project) (Prerefunded)	5.75	6/1/20	1,000,000	[c] 1,085,110
Maryland Economic Development Corporation, PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000	2,598,925
Maryland Health and Higher Educational Facilities Authority, Revenue (Adventist HealthCare Issue)	5.50	1/1/46	1,500,000	1,682,190
Tender Option Bond Trust Receipts (Series 2016-XM0391), 7/1/42, (Mayor and City Council of Baltimore, Project Revenue (Water Projects)) Non-recourse	5.00	7/1/21	2,000,000	[b,d] 2,220,410
				7,586,635

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 153.4% (continued)
Massachusetts - 5.1%
Massachusetts Development Finance Agency, Revenue, Refunding	7.25	1/1/32	600,000		681,096
Massachusetts Development Finance Agency, Revenue, Refunding (Tufts Medical Center Issue) (Prerefunded)	7.25	1/1/21	900,000	[c]	1,025,271
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue K)	5.25	7/1/29	1,660,000		1,770,191
Massachusetts Health and Educational Facilities Authority, Revenue (Suffolk University Issue)	6.25	7/1/30	705,000		739,030
Massachusetts Health and Educational Facilities Authority, Revenue (Suffolk University Issue) (Prerefunded)	6.25	7/1/19	1,295,000	[c]	1,368,038
Tender Option Bond Trust Receipts (Series 2016-XM0386), 5/1/43, (University of Massachusetts Building Authority, Project and Refunding Revenue) Non-recourse	5.00	5/1/21	3,695,009	[b,d]	4,060,301
				9,643,927
Michigan - 4.9%
Detroit, Water Supply System Senior Lien Revenue	5.00	7/1/31	1,500,000		1,595,370
Detroit, Water Supply System Senior Lien Revenue	5.00	7/1/36	3,000,000		3,185,940
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/36	500,000		547,290
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	1,300,000		1,281,839
Royal Oak Hospital Finance Authority, HR (William Beaumont Hospital Obligated Group) (Prerefunded)	8.00	9/1/18	2,500,000	[c]	2,565,650
				9,176,089
Minnesota - 2.4%
Minneapolis, Health Care System Revenue (Fairview Health Services) (Prerefunded)	6.75	11/15/18	3,000,000	[c]	3,095,310

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 153.4% (continued)
Minnesota - 2.4% (continued)
Saint Paul Housing and Redevelopment Authority, Hospital Facility Revenue (HealthEast Care System Project) (Prerefunded)	5.00	11/15/25	1,200,000	[c] 1,417,800
				4,513,110
Mississippi - 2.4%
Mississippi Business Finance Corporation, PCR (System Energy Resources, Inc. Project)	5.88	4/1/22	2,200,000	2,204,312
Warren County, Gulf Opportunity Zone Revenue (International Paper Company Project)	5.38	12/1/35	2,000,000	2,218,400
				4,422,712
Missouri - 3.9%
Missouri Health and Educational Facilities Authority, Revenue (Lutheran Senior Services Projects)	5.00	2/1/46	2,000,000	2,169,540
Tender Option Bond Trust Receipts (Series 2018-XF2524), 5/15/42, Revenue, Non-recourse	4.00	5/15/25	5,000,000	[b,d] 5,116,975
				7,286,515
Nebraska - .6%
Douglas County Hospital Authority, Revenue (Childrens Hospital Obligation Group)	5.00	11/15/36	1,000,000	1,136,240
New Jersey - 5.6%
New Jersey Economic Development Authority, Revenue	5.25	6/15/27	1,000,000	1,103,780
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/40	1,250,000	1,341,175
New Jersey Economic Development Authority, Water Facilities Revenue (New Jersey - American Water Company, Inc. Project)	5.70	10/1/39	2,000,000	2,097,220
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue (Insured; Assured Guaranty Corp.)	6.13	6/1/30	1,250,000	1,256,013
New Jersey Transportation Trust Fund Authority, Transportation Program Revenue	5.25	6/15/33	1,000,000	1,088,560
South Jersey Port Subordinated Marine Terminal, Revenue	5.00	1/1/48	1,000,000	1,075,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 153.4% (continued)
New Jersey - 5.6% (continued)
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/29	2,500,000		2,508,100
				10,470,648
New Mexico - 1.7%
Farmington, PCR (Public Service Company of New Mexico San Juan Project)	5.90	6/1/40	3,000,000		3,221,700
New York - 13.0%
New York City Educational Construction Fund, Revenue	6.50	4/1/28	1,500,000		1,692,435
New York City Industrial Development Agency, PILOT Revenue (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/49	1,435,000		1,502,230
New York Convention Center Development Corporation, Senior Lien Revenue (Hotel Unit Fee Secured)	0.00	11/15/47	5,600,000	[e]	1,722,840
New York Transportation Development Corporation, Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/46	1,500,000		1,626,900
Port Authority of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/36	1,500,000		1,652,220
Tender Option Bond Trust Receipts (Series 2016-XM0436), 6/15/44, (New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue) Recourse	5.00	6/15/44	7,400,000	[b,d]	8,071,827
Tender Option Bond Trust Receipts (Series 2016-XM0439), 5/1/30, (New York City Transitional Finance Authority, Future Tax Secured Revenue) Recourse	5.00	5/1/30	7,996,797	[b,d]	8,280,221
				24,548,673
North Carolina - 3.4%
North Carolina Medical Care Commission Retirement Facilities, Revenue, Refunding (United Methodist Retirement Homes)	5.00	10/1/47	1,000,000		1,088,630

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 153.4% (continued)
North Carolina - 3.4% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0444), 6/1/42, (North Carolina Medical Care Commission, Health Care Facilities Revenue (Duke University Health System)) Recourse	5.00	6/1/42	5,000,000	B,D	5,340,980
				6,429,610
Ohio - 1.8%
Butler County, Hospital Facilities Revenue (UC Health) (Prerefunded)	5.50	11/1/20	1,050,000	[c]	1,147,136
Butler County, Hospital Facilities Revenue (UC Health) (Prerefunded)	5.50	11/1/20	450,000	[c]	492,228
Cuyahoga County Hospital, Revenue (The Metrohealth System)	5.00	2/15/57	1,000,000		1,047,350
Ohio Air Quality Development Authority, Air Quality Revenue (Ohio Valley Electric Corporation Project)	5.63	10/1/19	600,000		617,784
				3,304,498
Pennsylvania - 5.4%
Clairton Municipal Authority, Sewer Revenue	5.00	12/1/42	1,000,000		1,068,830
Montgomery County Industrial Development Authority, Retirement Community Revenue (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	1,000,000		1,116,230
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/46	1,000,000		1,110,890
Philadelphia, GO (Prerefunded)	6.50	8/1/20	1,750,000	[c]	1,934,940
Tender Option Bond Trust Receipts (Series 2016-XM0373), 6/1/41, (Geisinger Authority, Health System Revenue (Geisinger Health System)) Non-recourse	5.13	6/1/35	2,000,000	[b,d]	2,130,870
Tender Option Bond Trust Receipts (Series 2018-XM0594), 11/1/50, (Berks County Industrial Development Authority, Health Revenue) Recourse	5.00	11/1/25	2,460,000	[b,d]	2,703,257
				10,065,017

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 153.4% (continued)
South Carolina - 5.4%
Tender Option Bond Trust Receipts (Series 2016-XM0384), 12/1/43, (South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)) Non-recourse	5.13	6/1/37	4,800,000	[b,d]	5,143,376
Tobacco Settlement Revenue Management Authority of South Carolina, Tobacco Settlement Asset-Backed Bonds (Escrowed to Maturity) (Prerefunded)	6.38	5/15/30	3,750,000		5,006,812
				10,150,188
Tennessee - 1.2%
Tender Option Bond Trust Receipts (Series 2016-XM0388), 7/1/40, (Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue) Non-recourse	5.00	7/1/21	2,000,000	[b,d]	2,220,910
Texas - 11.8%
Clifton Higher Education Finance Corporation, Revenue (Uplift Education)	4.25	12/1/34	1,000,000		1,016,200
Harris County-Houston Sports Authority, Senior Lien Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/15/52	4,000,000	[e]	809,080
Houston, Airport System Subordinate Lien Revenue	5.00	7/1/25	1,300,000		1,406,548
La Vernia Higher Education Finance Corporation, Education Revenue (Knowledge is Power Program, Inc.) (Prerefunded)	6.25	8/15/19	2,250,000	[c]	2,385,765
North Texas Education Finance Corporation, Education Revenue (Uplift Education)	5.13	12/1/42	2,000,000		2,100,220
Tender Option Bond Trust Receipts (Series 2016-XM0377), 2/1/43, (San Antonio, Electric and Gas Systems Junior Lien Revenue) Non-recourse	5.00	2/1/21	6,300,000	[b,d]	6,850,888
Tender Option Bond Trust Receipts (Series 2016-XM0443), 5/15/39, (Texas A&M University System Board of Regents, Financing System Revenue) Recourse	5.00	5/15/39	5,002,755	[b,d]	5,338,825
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue (Blueridge Transportation Group, LLC State Highway 288 Toll Lanes Project)	5.00	12/31/50	1,200,000		1,301,628

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 153.4% (continued)
Texas - 11.8% (continued)
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue (Blueridge Transportation Group, LLC State Highway 288 Toll Lanes Project)	5.00	12/31/55	1,000,000		1,082,590
				22,291,744
Virginia - 1.2%
Virginia Small Business Financing Authority, Private Activity Revenue (Transform 66 P3 Project)	5.00	12/31/56	2,000,000		2,167,600
Washington - 2.5%
Tender Option Bond Trust Receipts (Series 2017-XF2423), 1/1/29, (King County, Server Revenue) Recourse	5.00	6/1/20	3,000,000	[b,d]	3,241,282
Washington Health Care Facilities Authority, Revenue (Catholic Health Initiatives)	6.38	10/1/36	1,500,000		1,531,230
				4,772,512
West Virginia - .5%
The County Commission of Harrison County, SWDR (Allegheny Energy Supply Company, LLC Harrison Station Project)	5.50	10/15/37	1,000,000		999,940
Wisconsin - .6%
Public Finance Authority, Revenue (Denver International Airport Great Hall Project)	5.00	9/30/37	1,000,000		1,108,320
U.S. Related - 2.1%
Guam, LOR (Section 30) (Prerefunded)	5.75	12/1/19	1,500,000	[c]	1,601,085

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 153.4% (continued)
U.S. Related - 2.1% (continued)
Puerto Rico Commonwealth, Public Improvement GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,250,000	1,289,113
Puerto Rico Highway and Transportation Authority, Highway Revenue (Insured; Assured Guaranty Municipal Corporation)	5.25	7/1/34	1,000,000	1,066,690
				3,956,888
Total Investments (cost $271,076,852)			153.4%	288,759,705
Liabilities, Less Cash and Receivables			(37.3%)	(70,306,238)
Preferred Stock, at redemption value			(16.1%)	(30,225,000)
Net Assets Applicable to Common Shareholders			100.0%	188,228,467

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $107,149,337 or 56.93% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Collateral for floating rate borrowings.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	25.1
Education	22.2
Prerefunded	21.3
Health Care	17.6
Utility-Water and Sewer	17.5
Utility-Electric	14.8
Special Tax	12.8
State/Territory	7.3
Industrial	3.7
Pollution Control	2.0
Asset Backed	1.3
Resource Recovery	1.2
City	1.2
Housing	.9
Lease	.6
Other	3.9
153.4

† Based on net assets applicable to Common Shareholders.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	271,076,852	288,759,705
Interest receivable		4,706,355
Prepaid expenses		17,710
		293,483,770
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		132,727
Cash overdraft due to Custodian		471,679
Payable for floating rate notes issued—Note 3		73,589,144
Interest and expense payable related to floating rate notes issued—Note 3		641,622
Commissions payable—Note 1		27,148
Dividends payable to Preferred Shareholders		10,960
Accrued expenses		157,023
		75,030,303
Auction Preferred Stock, Series A and B, par value $.001 per share (1,209 shares issued and outstanding at $25,000 per share liquidation preference)—Note 1		30,225,000
Net Assets Applicable to Common Shareholders ($)		188,228,467
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (20,746,281 shares issued and outstanding)		20,746
Paid-in capital		181,456,421
Accumulated undistributed investment income—net		172,456
Accumulated net realized gain (loss) on investments		(11,104,009)
Accumulated net unrealized appreciation (depreciation) on investments		17,682,853
Net Assets Applicable to Common Shareholders ($)		188,228,467
Shares Outstanding
(110 million shares authorized)		20,746,281
Net Asset Value Per Share of Common Stock ($)		9.07

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	7,011,970
Expenses:
Management fee—Note 2(a)	830,661
Interest and expense related to floating rate notes issued—Note 3	501,998
Professional fees	108,359
Directors’ fees and expenses—Note 2(c)	73,174
Commission fees—Note 1	59,960
Shareholders’ reports	17,395
Registration fees	13,333
Shareholder servicing costs	11,933
Custodian fees—Note 2(b)	1,965
Miscellaneous	29,347
Total Expenses	1,648,125
Less—reduction in fees due to earnings credits—Note 2(b)	(1,016)
Net Expenses	1,647,109
Investment Income—Net	5,364,861
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(461,551)
Net unrealized appreciation (depreciation) on investments	(6,461,014)
Net Realized and Unrealized Gain (Loss) on Investments	(6,922,565)
Dividends to Preferred Shareholders	(411,241)
Net (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(1,968,945)

See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended March 31, 2018 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	6,820,947
Operating expenses paid	(1,117,160)
Dividends paid to Preferred Shareholders	(406,455)
Purchases of portfolio securities	(17,885,844)
Proceeds from sales of portfolio securities	35,110,351
Net Cash Provided by Operating Activities		22,521,839
Cash Flows from Financing Activities ($):
Auction Preferred Stock Redeemed	(19,775,000)
Dividends paid to Common Shareholders	(4,854,630)
Proceeds from Auction Preferred Stock to Common Stock	988,750
Interest and expense related to floating rate notes issued paid	(137,339)
Net Cash Provided in Financing Activities		(23,778,219)
Decrease in cash		(1,256,380)
Cash at beginning of period		784,701
Cash overdraft due to Custodian at end of period		(471,679)
Reconciliation of Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations to Net Cash Provided by Operating Activities ($):
Net Decrease in Net Assets Applicable to Common Shareholders Resulting From Operations		(1,968,945)
Adjustments to reconcile net increase in net assets applicable to Common Shareholders resulting from operations to net cash provided by operating activities ($):
Increase in investments in securities, at cost		(4,160,990)
Increase in interest receivable		(278,364)
Increase in prepaid expenses		(7,087)
Increase in commissions payable and accrued expenses		50,272
Decrease in Due to The Dreyfus Corporation and affiliates		(15,234)
Increase in dividends payable to Preferred Shareholders		4,786
Increase in payable for floating rate notes issued		21,847,048
Interest and expense related to floating rate notes issued		501,998
Net unrealized depreciation on investments		6,461,014
Net amortization of premiums on investments		87,341
Net Cash Provided by Operating Activities		22,521,839

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations ($):
Investment income—net	5,364,861	10,795,802
Net realized gain (loss) on investments	(461,551)	(452,203)
Net unrealized appreciation (depreciation) on investments	(6,461,014)	(9,509,200)
Dividends to Preferred Shareholders	(411,241)	(632,683)
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(1,968,945)	201,716
Dividends to Common Shareholders from ($):
Investment income—net	(4,854,630)	(10,207,170)
Capital Stock Transactions ($):
Proceeds from Auction Preferred Stock to Common Shareholders	988,750	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	988,750	-
Total Increase (Decrease) in Net Assets Applicable to Common Shareholders	(5,834,825)	(10,005,454)
Net Assets Applicable to Common Shareholders ($):
Beginning of Period	194,063,292	204,068,746
End of Period	188,228,467	194,063,292
Undistributed investment income—net	172,456	73,466

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements and, with respect to common stock, market price data for the fund’s common shares.

Six Months Ended March 31, 2018		Year Ended September 30,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	9.35	9.84	9.54	9.68	9.00	10.43
Investment Operations:
Investment income-net[a]	.26	.52	.52	.55	.59	.58
Net realized and unrealized gain (loss) on investments	(.34)	(.49)	.33	(.06)	.72	(1.37)
Dividends to Preferred Shareholders from investment income—net	(.02)	(.03)	(.01)	(.00)[b]	(.00)[b]	(.01)
Total from Investment Operations	(.10)	-	.84	.49	1.31	(.80)
Distributions to Common Shareholders:
Dividends from investment income-net	(.23)	(.49)	(.54)	(.63)	(.63)	(.63)
Net asset value resulting from Auction Preferred Stock tendered as a discount	.05	-	-	-	-	-
Net asset value, end of period	9.07	9.35	9.84	9.54	9.68	9.00
Market value, end of period	8.08	9.13	9.60	9.45	9.09	8.67
Total Return (%)[c]	(9.06)[d]	.44	7.39	11.15	12.46	(17.00)

Six Months Ended March 31, 2018		Year Ended September 30,
(Unaudited)		2017	2016	2015	2014	2013
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets applicable to Common Stock[e]	.1.73[f]	1.48	1.33	1.25	1.28	1.27
Ratio of net expenses to average net assets applicable to Common Stock[e]	.1.73[f]	1.48	1.33	1.25	1.28	1.27
Ratio of interest and expense related to floating rate notes issued to average net assets applicable to Common Stock[e]	.53[f]	.37	.20	.16	.16	.10
Ratio of net investment income to average net assets applicable to Common Stock[e]	5.62[f]	5.57	5.35	5.70	6.33	5.83
Ratio of total expenses to total average net assets	1.39[f]	1.18	1.07	1.00	1.00	.93
Ratio of net expenses to total average net assets	1.39[f]	1.18	1.07	1.00	1.00	.93
Ratio of interest and expense related to floating rate notes issued to total average net assets	.42[f]	.29	.16	.13	.13	.07
Ratio of net investment income to total average net assets	4.52[f]	4.43	4.29	4.56	4.95	4.30
Portfolio Turnover Rate	7.66[d]	12.49	11.66	11.17	10.97	18.89
Asset Coverage of Preferred Stock, end of period	723	488	508	495	501	390
Net Assets applicable to Common Shareholders, end of period ($ x 1,000)	188,228	194,063	204,069	197,727	200,598	186,506
Preferred Stock Outstanding, end of period ($ x 1,000)	30,225	50,000	50,000	50,000	50,000	64,300
Floating Rate Notes Outstanding, end of period ($ x 1,000)	73,589	51,742	46,492	51,492	51,492	43,617

a Based on average common shares outstanding.

b Amount represents less than $.01 per share.

c  Calculated based on market value.

d Not annualized.

e Does not reflect the effect of dividends to Preferred Shareholders.

f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Income, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE MKT”) under the ticker symbol DMF.

The fund has outstanding 616 Series A shares and 593 Series B shares, Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Shareholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of APS at liquidation value. Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of APS, voting as a separate class, have the right to elect at least two directors. The holders of APS will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Nathan Leventhal and Benaree Pratt Wiley as directors to be elected by the holders of APS.

On November 28, 2017, the fund announced that its Board had authorized the fund to conduct a tender offer for up to 100% of its then outstanding 1,000 shares each of Series A and Series B APS at a price equal to 95% of the APS’ liquidation preference of $25,000 per share ($23,750 per share) plus any unpaid dividends accrued through the expiration date of the tender offer. On February 28, 2018, the fund accepted for repurchase 384 Series A shares and 407 Series B shares of the fund’s APS (approximately 39.6% of the fund’s then outstanding APS) with an aggregate liquidation preference of $9,600,000 Series A and $10,175,000 Series B for an aggregate purchase price of $9,120,000 Series A and $9,666,250 Series B. The difference between the liquidation preference of the APS and the actual repurchase price of the tendered APS (i.e., the 5% discount on the per share liquidation preference of the tendered APS) was recognized by the fund in the Statement of Changes in Net Assets for the period ended March 31, 2018 as Proceeds from Auction Preferred Stock to Common Shareholders.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	288,759,705	-	288,759,705
Liabilities ($)
Floating Rate Notes††	-	(73,589,144)	-	(73,589,144)

† See Statement of Investments for additional detailed categorizations.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At March 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to Common Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Shareholders will have their distributions reinvested in additional shares of the fund, unless such Common Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.

On March 28, 2018, the Board declared a cash dividend of $.035 per share from investment income-net, payable on April 30, 2018 to Common Shareholders of record as of the close of business on April 13, 2018. The ex-dividend date was April 12, 2018. Effective January 26, 2018, the above per share investment income dividend was reduced by $.006 per share.

(d) Dividends and distributions to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of March 31, 2018, for each Series of APS were as follows: Series A–2.153% and Series B–2.005%. These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended March 31, 2018 for each Series of APS were as follows: Series A–1.770% and Series B–1.767%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $10,831,504 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2017. If not applied, $2,354,251 of the carryover expires in fiscal year 2018. The fund has $3,032,848 of post-enactment short-term capital losses and $5,444,405 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2017 was as follows: tax-exempt income $10,839,853. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .70% of the value of the fund’s average weekly net assets, inclusive of the outstanding APS, and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, interest on borrowings, brokerage fees and extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the fund, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, the amount of such excess to the extent required by state law. During the period ended March 31, 2018, there was no expense reimbursement pursuant to the Agreement.

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended March 31, 2018, the fund was charged $1,965 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,016.

The fund has an arrangement with the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

During the period ended March 31, 2018, the fund was charged $3,825 for services performed by the Chief Compliance Officer and his staff.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $129,847, custodian fees $984 and Chief Compliance Officer fees $1,896.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2018, amounted to $17,885,844 and $35,110,351, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended March 31, 2018 was approximately $60,131,400, with a related weighted average annualized interest rate of 1.67%.

At March 31, 2018, accumulated net unrealized appreciation on investments was $17,682,853, consisting of $18,210,283 gross unrealized appreciation and $527,430 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

OFFICERS AND DIRECTORS
Dreyfus Municipal Income, Inc.

200 Park Avenue
New York, NY 10166

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers (continued)
Francine J. Bovich	Robert Salviolo
J. Charles Cardona†	Robert Svagna
Gordon J. Davis†	Chief Compliance Officer
Isabel P. Dunst	Joseph W. Connolly
Nathan Leventhal††	Portfolio Managers
Robin A. Melvin	Daniel A. Rabasco
Roslyn M. Watson	Jeffrey B. Burger
Benaree Pratt Wiley††
† Interested Board Member
†† Elected by APS Holders	Manager
Officers	The Dreyfus Corporation
President	Custodian
Bradley J. Skapyak	The Bank of New York Mellon
Chief Legal Officer	Counsel
Bennett A. MacDougall	Proskauer Rose LLP
Vice President and Secretary	Transfer Agent,
James Bitetto	Dividend Disbursing Agent
Vice Presidents and Assistant Secretaries	and Registrar
Joseph M. Chioffi	Computershare Inc.
Sonalee Cross	(Common Stock)
Maureen E. Kane	Deutsche Bank Trust Company America
Sarah S. Kelleher	(Auction Preferred Stock)
Jeff Prusnofsky	Stock Exchange Listing
Natalya Zelensky	NYSE MKT Symbol: DMF
Treasurer	Initial SEC Effective Date
James Windels	10/21/88
Assistant Treasurers	Auction Agent
Richard Cassaro	Deutsche Bank Trust Company America
Gavin C. Reilly	(Auction Preferred Stock)
Robert S. Robol

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “  Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

Dreyfus Municipal Income, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Registrar (Common Stock)

Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent (Common Stock)

Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol:	DMF

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0424SA0318

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 29, 2018

By: /s/ James Windels
James Windels Treasurer
Date:	May 29, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)